JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 97.0% (a)
Alabama — 1.6%
County of Jefferson
Series 2024, Rev., 5.25%, 10/1/2042	2,000	2,179
Series 2024, Rev., 5.25%, 10/1/2043	1,000	1,084
Series 2024, Rev., 5.25%, 10/1/2049	1,000	1,061
Southeast Energy Authority A Cooperative District Project No.06 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (b)	5,530	5,817
Total Alabama		10,141
Alaska — 0.3%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019 A, Rev., 4.00%, 10/1/2049	1,250	1,130
Northern Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2031	1,000	1,078
Total Alaska		2,208
Arizona — 1.6%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (c)	350	274
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2021A, Rev., 4.00%, 11/1/2051	1,300	1,155
Series 2022A, Rev., 4.25%, 11/1/2052	800	739
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,256
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund Series 2023A, Rev., 5.25%, 11/1/2048	2,000	2,103
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	354
Series 2018A, Rev., 5.00%, 7/1/2037	200	201
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024 A, GO, AGM, 5.00%, 7/1/2042	1,000	1,086
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2023B, Rev., 5.25%, 1/1/2053	2,000	2,179
Total Arizona		10,347
Arkansas — 0.0% ^
University of Arkansas, Various Facilities Fayetteville Series 2016A, Rev., 5.00%, 11/1/2037	185	188
California — 8.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, 5.25%, 7/1/2044	1,750	1,885
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	2,565	2,682
Series 2023 G-1, Rev., 5.25%, 4/1/2030 (b)	2,500	2,656
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	118
Series 2020A, Rev., 4.00%, 6/1/2034	510	525
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (d)	500	506
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	4,500	4,917
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (b) (c)	2,000	2,066
Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (c)	2,480	2,480
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000	4,874
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2047	1,000	989
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2024 (c)	160	160

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Series 2018A, Rev., 5.00%, 8/1/2025 (c)	150	150
Series 2018A, Rev., 5.00%, 8/1/2026 (c)	150	152
Series 2018A, Rev., 5.00%, 8/1/2027 (c)	150	153
California Statewide Communities Development Authority, Kaiser Permanente Series 2009 C-2, Rev., 5.00%, 11/1/2029 (b)	3,500	3,743
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	2,130	1,818
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (c)	365	284
Encinitas Union School District, Election 2010
Series 2015, GO, Zero Coupon, 8/1/2025	2,000	1,116
Series 2015, GO, Zero Coupon, 8/1/2025	3,000	1,518
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021 B, Rev., 3.00%, 6/1/2046	1,110	1,023
Los Angeles Unified School District Series 2024A, GO, 5.00%, 7/1/2034	2,835	3,279
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2043	7,150	6,833
San Diego County Regional Airport Authority
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,540	5,747
Series 2023B, Rev., AMT, 5.00%, 7/1/2053	2,500	2,574
Total California		52,248
Colorado — 2.4%
City and County of Denver, Airport System Series 2022A, Rev., AMT, 5.50%, 11/15/2042	3,465	3,782
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (c)	740	641
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,719
Colorado Health Facilities Authority, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2044	2,565	2,404
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	999
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,000
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	955
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,012
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,448
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,414
Total Colorado		15,374
Connecticut — 0.2%
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,000	966
State of Connecticut Series A, GO, 5.00%, 4/15/2029	150	157
Total Connecticut		1,123
Delaware — 0.4%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Series 2023B, Rev., 5.00%, 11/15/2038	770	803
Series 2018B, Rev., 5.00%, 11/15/2048	1,000	1,006
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	507
Series A, Rev., 5.00%, 9/1/2046	500	500
Total Delaware		2,816
District of Columbia — 3.3%
District of Columbia, Kipp DC Project Rev., 4.00%, 7/1/2039	1,925	1,832
District of Columbia, Medlantic/Helix Issue, Tranche II Series 1998A, Rev., VRDO, LOC : TD Bank NA, 2.95%, 6/12/2024 (b)	10,000	10,000
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (c)	1,130	1,111

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,125
Washington Metropolitan Area Transit Authority Series 2018, Rev., 5.00%, 7/1/2043	5,010	5,113
Total District of Columbia		21,181
Florida — 1.6%
City of Miami Series 2024A, Rev., 5.50%, 1/1/2049 (e)	1,000	1,103
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	2,636
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	1,200	1,212
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2037	4,000	4,148
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	225
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,045
Total Florida		10,369
Georgia — 3.5%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2045	1,250	1,193
Development Authority of Burke County (The) Series 2013-1, Rev., 3.38%, 3/12/2027 (b)	1,000	986
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL - RE, 5.50%, 8/15/2026	1,210	1,227
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (b)	6,500	6,754
Series 2023E SUB E1, Rev., 5.00%, 6/1/2031 (b)	6,770	7,136
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	5,000	5,008
Total Georgia		22,304
Idaho — 0.3%
Boise State University General Project Series 2023A, Rev., 5.00%, 4/1/2048	1,595	1,700
Illinois — 6.0%
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,665	1,822
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	2,195	2,347
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018B, Rev., 5.00%, 1/1/2053	3,000	3,074
City of Chicago, Waterworks, Second Lien Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	679
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	186
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	306
Illinois Finance Authority, University of Chicago Series 2024 A, Rev., 5.00%, 4/1/2032	7,485	8,329
Illinois Housing Development Authority Series 2024 A, Rev., GNMA/FNMA/FHLMC, 6.00%, 10/1/2054	1,000	1,072
Sales Tax Securitization Corp.
Series 2018C, Rev., 5.00%, 1/1/2026	3,500	3,573
Series 2018C, Rev., 5.25%, 1/1/2043	1,500	1,560
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2024	325	326
Series 2024B, GO, 5.00%, 5/1/2025	2,000	2,020
Series 2024B, GO, 5.00%, 5/1/2026	1,500	1,532
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,519
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,485
GO, 4.00%, 6/1/2037	45	44
Series 2023B, GO, 4.50%, 5/1/2048	615	611
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,032
Total Illinois		38,517

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — 0.7%
Carmel Clay School Building Corp. Series 2021, Rev., 4.00%, 7/15/2028	2,055	2,103
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	500	407
Greater Clark County School Building Corp. Series 2024A, Rev., 5.00%, 7/15/2036	1,000	1,115
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	900	905
Total Indiana		4,530
Louisiana — 3.8%
Louisiana Local Government Environmental Facilities and Community Development Authority, American Biocarbon CT, LLC Project Series 2021, Rev., AMT, 4.00%, 6/25/2024 (b)	2,000	1,999
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (c)	1,140	927
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (c)	740	588
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,058
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (b)	20,000	20,000
Total Louisiana		24,572
Maryland — 1.1%
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2042	5,000	5,091
Maryland State Transportation Authority Series 2021 A, Rev., 5.00%, 7/1/2046	2,115	2,232
Total Maryland		7,323
Massachusetts — 1.6%
City of Quincy
Series 2023 B, GO, 5.00%, 12/15/2042	285	313
Series 2023 B, GO, 5.00%, 12/15/2043	250	274
Commonwealth of Massachusetts Transportation Fund, Enhancement Program Series 2015 A, Rev., 5.00%, 6/1/2028	1,010	1,022
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	3,690	3,612
Massachusetts Port Authority, Bosfuel Project Series 2019 A, Rev., AMT, 5.00%, 7/1/2049	4,675	4,761
Total Massachusetts		9,982
Michigan — 2.3%
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	269
Series 2021A, GO, 4.00%, 4/1/2042	350	311
Great Lakes Water Authority Sewage Disposal System Series 2023A, Rev., 5.00%, 7/1/2037	1,875	2,099
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	430
Series 2019A, Rev., 4.00%, 11/15/2050	4,890	4,369
Michigan Finance Authority, Trinity Health Credit Group Series 2022B, Rev., 5.00%, 12/1/2028 (b)	2,000	2,094
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project Rev., AMT, 4.00%, 10/1/2026 (b)	5,000	4,980
Total Michigan		14,552
Minnesota — 0.0% ^
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	25	25
Minnesota Housing Finance Agency, Residential Housing Finance Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	145	143
Total Minnesota		168
Mississippi — 0.2%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,003

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — 0.9%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,008
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	986
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series B2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	95	94
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024 A, Rev., GNMA/FNMA/FHLMC, 5.75%, 5/1/2055	1,000	1,067
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015 B, Rev., 5.00%, 7/1/2026	2,890	2,935
Total Missouri		6,090
Nebraska — 1.6%
Central Plains Energy Project, Gas Project No. 3
Series A, Rev., 5.00%, 9/1/2035	1,500	1,571
Series 2017A, Rev., 5.00%, 9/1/2042	750	777
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (b)	7,625	7,933
Total Nebraska		10,281
New Hampshire — 0.2%
New Hampshire Business Finance Authority, University of Nevada Reno Project Series 2023A, Rev., 4.50%, 6/1/2053	1,075	1,055
New Jersey — 2.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	520
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	245
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,806
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	360	360
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,734
New Jersey Transportation Trust Fund Authority, Transportation System Series 2008A, Rev., Zero Coupon, 12/15/2036	10,355	6,129
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	972
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	991
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,017
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,545
Total New Jersey		17,319
New Mexico — 0.3%
City of Farmington, San Juan Project Series 2010 B, Rev., 3.88%, 6/1/2029 (b) (e)	1,550	1,540
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	210	207
Total New Mexico		1,747
New York — 14.8%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 5.00%, 7/1/2052	350	346
City of New York, Fiscal Year 2020 Series 2020D-1, GO, 4.00%, 3/1/2050	650	616
City of New York, Fiscal Year 2024
Series 2024D, GO, 5.00%, 4/1/2036	3,000	3,383
Series 2024D, GO, 5.00%, 4/1/2044	1,500	1,625
City of Oneida GO, BAN, 4.50%, 3/28/2025	7,300	7,349
Dutchess County Local Development Corp., Millbrook School Project Series 2021, Rev., 4.00%, 9/1/2051	1,030	920
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700	2,933

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	396
New York City Transitional Finance Authority, Future Tax Secured Series 2018 B-1, Rev., 4.00%, 8/1/2042	1,250	1,211
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019 A-1, Rev., 5.00%, 8/1/2040	5,000	5,212
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022 Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2038	470	478
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023
Series 2023, Subseries A-2, Rev., VRDO, LIQ : UBS AG, 2.15%, 6/1/2024 (b)	12,000	12,000
Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250	1,179
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024 Series 2024F, Subseries F-1, Rev., 5.25%, 2/1/2053	1,000	1,086
New York Liberty Development Corp., Secured by Port Authority Series 1WTC-2021, Rev., 2.75%, 2/15/2044	1,900	1,383
New York Power Authority, Green Transmission Project
Series 2023 A, Rev., AGM, 5.13%, 11/15/2058	5,000	5,401
Series 2023 A, Rev., AGM, 5.13%, 11/15/2063	4,000	4,304
New York State Dormitory Authority
Series 2024A, Rev., 5.25%, 3/15/2052	3,270	3,555
Series 2020A, Rev., 4.00%, 7/1/2053	2,500	2,362
Series 2024A, Rev., 5.50%, 7/1/2054	2,350	2,638
New York State Dormitory Authority, Northwell Health Obligated Group Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,110
New York State Dormitory Authority, State Sales Tax Series 2018A, Rev., 5.00%, 3/15/2037	40	42
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,227
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,062
Rev., AMT, 5.00%, 1/1/2034	1,125	1,160
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,480
Rev., AMT, 4.38%, 10/1/2045	1,200	1,165
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, AGM, 5.00%, 6/30/2049	2,800	2,874
Port Authority of New York and New Jersey, Consolidated
Series 244, Rev., 5.00%, 7/15/2040	1,755	1,966
Series 242, Rev., AMT, 5.00%, 12/1/2044	4,500	4,703
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,325
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,152
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	961
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C-EFRB, Rev., 3.20%, 7/1/2024 (c)	1,275	1,245
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Series 2020A, Rev., 5.13%, 7/1/2055	1,100	856
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series B, Rev., 5.00%, 6/1/2025	130	132
Total New York		94,837
North Carolina — 0.3%
County of Durham
Series 2024 A, Rev., 5.00%, 6/1/2038	510	578
Series 2024 A, Rev., 5.00%, 6/1/2041	1,390	1,546
North Carolina Housing Finance Agency, Homeownership Series 37-A, Rev., AMT, 3.50%, 7/1/2039	55	54
Total North Carolina		2,178

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2031	3,000	3,186
Series 2020B-2, Rev., 5.00%, 6/1/2055	4,465	3,995
Butler County Port Authority, Community First Solutions Series 2021A, Rev., 4.00%, 5/15/2046	250	218
City of Upper Arlington Nontax Series 2023, Rev., 5.25%, 12/1/2053	2,500	2,619
Cleveland Department of Public Utilities Division of Water, Second Lien Series 2017B, Rev., 5.00%, 1/1/2027	1,515	1,574
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series 2015A, Rev., 4.25%, 11/1/2045	2,000	1,962
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,349
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	2,655	2,683
Northeast Ohio Medical University Series 2021A, Rev., 3.00%, 12/1/2040	250	192
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	2,575	2,564
Olmsted Falls City School District Series 2017A, GO, 4.00%, 12/1/2051	1,000	918
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2043	1,000	1,058
State of Ohio Series 2024 A, Rev., 5.25%, 8/15/2048 (e)	1,000	1,082
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049 (e)	2,500	2,704
Total Ohio		26,104
Oklahoma — 0.5%
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018 B, Rev., 5.50%, 8/15/2052	2,000	2,041
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2040	1,000	1,103
Total Oklahoma		3,144
Oregon — 1.0%
City of Portland, Sewer System Series 2023 A, Rev., 5.00%, 12/1/2040	6,000	6,655
Pennsylvania — 6.7%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2023A, Rev., AMT, AGM, 5.50%, 1/1/2053	1,000	1,070
Chester County Industrial Development Authority, Longwood Gardens Project Series 2021, Rev., 4.00%, 12/1/2046	1,250	1,187
Commonwealth Financing Authority, Tobacco Master Settlement Payment Rev., 5.00%, 6/1/2029	110	115
DuBois Hospital Authority, Penn Highlands Healthcare Series 2018, Rev., 4.00%, 7/15/2048	1,200	1,068
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.20%, 6/1/2024 (b)	10,000	10,000
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2036	510	513
Rev., 5.00%, 11/1/2037	250	252
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	5,000	5,056
Montgomery County Industrial Development Authority, Waverly Heights Ltd., Project Rev., 5.00%, 12/1/2044	350	351
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024 B, Rev., GTD, 4.25%, 1/1/2050	1,000	953
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,892
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2017-122, Rev., AMT, 4.00%, 10/1/2046	135	134
Pennsylvania Turnpike Commission Series 2023 B, Rev., VRDO, LOC : TD Bank NA, 2.87%, 6/12/2024 (b)	10,000	10,000
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021B, Rev., 4.00%, 12/1/2051	10,000	9,121
Total Pennsylvania		42,712
Puerto Rico — 0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Series A-2, Rev., 4.78%, 7/1/2058	2,750	2,712

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brynt University Issue Series 2024, Rev., 5.00%, 6/1/2036	1,425	1,585
South Carolina — 0.8%
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	2,085	2,086
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (b)	2,665	2,851
Total South Carolina		4,937
Tennessee — 4.1%
City of Cleveland Series 2018B, GO, 4.00%, 6/1/2028 (d)	410	420
Knox County Health Educational and Housing Facility Board, University of Tennessee Project Series 2024A-1, Rev., 5.50%, 7/1/2054	750	804
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,105
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University Series 2023, Rev., 5.25%, 5/1/2048	1,250	1,328
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,026
Series 2022B, Rev., AMT, 5.50%, 7/1/2052	4,165	4,438
Metropolitan Nashville Airport Authority (The), Subordinate Airport Series 2019A, Rev., 5.00%, 7/1/2049	4,500	4,676
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	705
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,038
Tennergy Corp., Gas Supply Series 2021 A, Rev., 4.00%, 9/1/2028 (b)	10,110	10,021
Total Tennessee		26,561
Texas — 11.6%
Aledo Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2048	2,000	2,118
Austin Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2037	4,250	4,805
Birdville Independent School District, Unlimited Tax Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2045	2,785	2,987
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.00%, 11/15/2025	2,500	2,553
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,500
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (d)	2,500	2,976
Clifton Higher Education Finance Corp., Idea Public Schools Rev., 6.00%, 8/13/2024	1,250	1,255
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc. Series 2023, Rev., PSF-GTD, 4.25%, 4/1/2048	1,000	969
County of Harris Series 2023A, GO, 5.00%, 9/15/2048	2,000	2,127
County of Harris, Unlimited Tax Series 2023A, GO, 4.25%, 9/15/2048	2,000	1,943
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2048	1,000	1,066
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	315	335
GO, PSF-GTD, 4.25%, 2/1/2053	500	484
GO, PSF-GTD, 5.25%, 2/1/2053	1,000	1,087
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2053	1,000	1,055
Hutto Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/1/2053	2,000	2,114
Johnson City Independent School District
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2047	1,915	2,049
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2051	3,270	3,121
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2052	3,405	3,235
Series 2023, GO, PSF-GTD, 4.13%, 2/15/2053	3,550	3,362
Kermit Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 2/15/2053	4,000	4,227

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Lamar Consolidated Independent School District, Unlimited Tax Series 2023 A, GO, PSF-GTD, 5.00%, 2/15/2053	5,000	5,291
Laredo Independent School District Series 2024, GO, PSF-GTD, 5.00%, 8/1/2028 (e)	2,350	2,489
Leander Independent School District, Unlimited Tax Series A, GO, PSF-GTD, Zero Coupon, 8/15/2035	3,020	1,795
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	150	150
Marshall Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.00%, 2/15/2045	2,525	2,436
Melissa Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 4.25%, 2/1/2053	2,225	2,138
Mount Vernon Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2048	3,500	3,633
Newark Higher Education Finance Corp., The Hughen Center, Inc. Series 2022A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	261
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	198
Permanent University Fund - Texas A&M University System Series 2015A, Rev., 5.50%, 7/1/2026	1,010	1,031
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,366
Texas A&M University Series 2024A, Rev., 5.00%, 5/15/2037	4,500	5,086
Texas Water Development Board Series 2023 A, Rev., 5.00%, 10/15/2058	2,000	2,106
Total Texas		74,348
Vermont — 0.1%
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	280	273
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	395	387
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	145	143
Total Vermont		803
Virginia — 1.0%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,435	1,425
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000	4,922
Total Virginia		6,347
Washington — 0.6%
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 4.00%, 12/1/2040 (c)	860	817
Rev., 4.00%, 12/1/2048 (c)	1,190	1,065
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (c)	2,000	1,801
Total Washington		3,683
West Virginia — 0.3%
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,930
Wisconsin — 5.7%
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,437
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (c)	690	647
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.75%, 11/15/2053 (c)	2,740	2,015
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,250	3,251
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (c)	1,500	1,228
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2051	2,285	1,833
Rev., 5.25%, 6/15/2052	1,610	1,563
Rev., 5.38%, 6/15/2057	775	761
State of Wisconsin Series 2017 1, GO, 5.00%, 11/1/2027	1,250	1,306

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.20%, 6/1/2024 (b)	17,600	17,600
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (c)	1,500	1,519
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,371
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Series 2021A, Rev., 4.00%, 8/15/2046	1,000	789
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000	1,071
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	290	288
Total Wisconsin		36,679
Wyoming — 0.1%
University of Wyoming Series 2021C, Rev., AGM, 4.00%, 6/1/2041	600	581
Total Municipal Bonds (Cost $623,572)		622,934
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 2.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (f) (g) (Cost $18,574)	18,575	18,577
Total Investments — 99.9% (Cost $642,146)		641,511
Other Assets Less Liabilities — 0.1%		800
NET ASSETS — 100.0%		642,311

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	308	09/30/2024	USD	62,774	51
U.S. Treasury 5 Year Note	108	09/30/2024	USD	11,443	15
					66
Short Contracts
U.S. Treasury 10 Year Ultra Note	(95)	09/19/2024	USD	(10,668)	1
					67

Abbreviations
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values (“NAV”) per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$622,934	$—	$622,934
Short-Term Investments
Investment Companies	18,577	—	—	18,577
Total Investments in Securities	$18,577	$622,934	$—	$641,511

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$67	$—	$—	$67
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$127,688	$180,000	$289,113	$3	$(1)	$18,577	18,575	$550	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.